Leases (Tables) - Yerbae Brands Corp [Member]	12 Months Ended
Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Schedule of Weighted Average Remaining Lease Term and Discount Rate
	As of December 31,
	2024	2023
Weighted-average remaining lease term	1.06 years	2.06 years
Weighted-average discount rate	8.6%	8.6%

Schedule of Future Minimum Lease Payments

The following is a maturity analysis of the annual undiscounted cash flows reconciled to the carrying value of the operating lease liabilities as of December 31, 2024:

Years Ended December 31,	Amount
2025	$139,807
2026	23,797
Less imputed interest	(8,497)
Remaining operating lease liability - December 31, 2024	$155,107